Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
BORROWINGS
15	BORROWINGS

	Note	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
		RM	RM	Convenience Translation USD
Non-current liabilities
Hire purchase payables		234,939	415,513	101,904
Term loan		17,479,103	22,952,462	5,629,052
		17,714,042	23,367,975	5,730,956

Current liabilities
Bank overdraft		738,410	—	—
Hire purchase payables		181,549	228,396	56,014
Term loan		1,032,035	3,296,800	808,536
Trade financing		43,674,831	83,393,521	20,452,120
		45,626,825	86,918,717	21,316,670

Total borrowings
Bank overdraft	(a)	738,410	—	—
Hire purchase payables	(b)	416,488	643,909	157,918
Term loan	(a)	18,511,138	26,249,262	6,437,588
Trade financing	(a)	43,674,831	83,393,521	20,452,120
		63,340,867	110,286,692	27,047,626

(a) The following table sets out the carrying amount of the borrowings:

	Capacity	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	RM	Convenience Translation USD
Line of Credit
AmBank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1%	10,000,000	6,686,298	9,202,054	2,256,788
AmBank Islamic Bank – Invoice Financing, at Base Financing Rate	96,000,000	24,073,870	60,858,371	14,925,413
AmBank Islamic Bank – Overdraft, Base Financing Rate +1.0%	1,000,000	364,167	—	—
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5%	10,000,000	7,980,612	9,960,691	2,442,843
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5%	500,000	374,243	—	—
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5%	5,000,000	4,934,051	3,372,406	827,077
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1%	1,000,000	778,060	733,815	179,967
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1%	3,000,000	—	2,963,417	726,773
CIMB Islamic Bank – Term Financing, at Effective Rate 6.6%	500,000	—	464,030	113,803
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75%	14,900,000	1,150,531	5,358,678	1,314,207
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75%	16,100,000	16,582,547	16,090,573	3,946,186
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75%	200,000	—	165,715	40,641
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75%	500,000	—	473,033	116,010
	158,700,000	62,924,379	109,642,783	26,889,708

The Group entered into banking facilities with AmBank Islamic Bank and is secured by:

i)	Corporate guarantee from the Group;
ii)	Fixed deposits pledged by Founder Energy Sdn. Bhd.;

iii)	First legal charge over the escrow account, debt reserve account and sinking fund account; and

iv)	Insurance policy for the Directors of the Group.

The Group entered into a banking facility with Maybank Islamic Bank and is secured by:

i)	Corporate guarantee from the Group; and

ii)	Fixed deposits pledged by Founder Energy Sdn. Bhd..

iii)	Sinking fund pledged by Founder Energy Sdn. Bhd.

The Group entered into a banking facility with CIMB Islamic Bank and is secured by:

i)	Corporate guarantee from the Group;

ii)	Fixed deposits pledged by Founder Energy Sdn. Bhd.; and

iii)	Sinking fund account.

(b) Hire purchase payable

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Minimum hire purchase payment
Not later than one (1) year	197,712	252,984	62,044
Later than one (1) year and not later than five (5) years	242,317	364,549	89,405
Later than five (5) years	—	87,449	21,447
	440,029	704,982	172,896
Less: Future interest charges	(23,541)	(61,073)	(14,978)
Present value of hire purchase payment	416,488	643,909	157,918

Repayable as follows:
Non-current liabilities	234,939	415,513	101,904
Current liabilities	181,549	228,396	56,014
	416,488	643,909	157,918

The hire purchase payables of the Group bears interest ranging from 4.26% to 5.52% (December 31, 2025: 2.91%) per annum and are secured by the Group’s motor vehicle under hire purchase arrangements.

(c) The following table sets out the remaining maturities of the borrowings based on carrying amounts:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Maturities
Within 1 year	45,626,825	86,918,717	21,316,669
1 - 5 years	15,263,709	11,822,723	2,899,503
More than 5 years	2,450,333	11,545,252	2,831,454
Total	63,340,867	110,286,692	27,047,626

The interest rate profile of the Group’s interest-bearing financial instruments based on their carrying amount as at the end of the reporting period are as follows based on their carrying amount as at the end of the reporting period are as follows:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Fixed rate instrument
Hire purchase payables	416,488	643,909	157,918
Floating rate instrument
Bank borrowings	62,924,379	109,642,783	26,889,708
Total	63,340,867	110,286,692	27,047,626

Sensitivity analysis for variable rate instruments

Sensitivity analysis of interest rate for the floating rate instruments at the end of each reporting period, assuming all other variables remain constant, is as follows:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
Effects of 50 basis point changes	RM	RM	Convenience Translation USD
Floating rate instrument
Bank borrowings	239,113	416,643	102,181

Sensitivity analysis for fixed rate instruments at the end of each reporting period is not presented as fixed rate instruments are not affected by changes in interest rates.